STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Risk Free Interest Rate	2.14%	2.30%
Expected Volatility	436.22%	200.50%
Expected Life (in years)	5 years	5 years
Dividend Yield	0.00%	0.00%
Weighted average estimated fair value of options during the period	$ 0.25	$ 0.17